Note 12 - Benefit Plans (Details) - Net Periodic Pension Cost (USD $) In Thousands, unless otherwise specified	6 Months Ended				12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Jun. 30, 2014		Jun. 30, 2013
Note 12 - Benefit Plans (Details) - Net Periodic Pension Cost [Line Items]
Amortization of unrecognized loss	$ 2	[1]	$ 3	[1]	$ 6	[1]	$ (11)	[1]
Directors Retirement Plan [Member]
Note 12 - Benefit Plans (Details) - Net Periodic Pension Cost [Line Items]
Service cost	11		11		22		17
Interest cost	32		33		67		56
Amortization of unrecognized loss	11		8		17		33
Amortization of unrecognized past service liability			2		4		11
Net periodic pension cost	54		54		110		117
Assumptions:
Discount rate	4.50%		5.00%		5.00%		4.25%
Rate of compensation	3.00%		3.00%		3.00%		3.00%
Executive Incentive Retirement Plan [Member]
Note 12 - Benefit Plans (Details) - Net Periodic Pension Cost [Line Items]
Service cost	18		20		39		47
Interest cost	10		11		22		20
Amortization of unrecognized loss	(15)		(14)		(28)		(16)
Net periodic pension cost	$ 13		$ 17		$ 33		$ 51
Assumptions:
Discount rate	4.50%		5.00%		5.00%		4.25%

[1]	The gross amount of actuarial (gain) loss amortization is recorded in Salaries and Benefits, ($15), ($14), ($28) and ($16), respectively and Directors' Compensation $11, $8, $17 and $33, respectively. The related tax expense is recorded in income tax expense.